Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Significant Unobservable Inputs to Valuation of Financial Instruments (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure in tabular form of significant unobservable input used in valuation of financial instruments and sensitivity analysis thereto [line items]
Valuation technique	Income Approach. In this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefit to be derived from the ownership of this investees
Sensitivity of value to Input	5% increase/decrease in illiquidity result in increase/decrease in fair value by approximately 6%
Weighted average cost of capital, measurement input [member]
Disclosure in tabular form of significant unobservable input used in valuation of financial instruments and sensitivity analysis thereto [line items]
Significant Unobservable Input	Weighted average cost of capital
Discount for lack of marketability [member]
Disclosure in tabular form of significant unobservable input used in valuation of financial instruments and sensitivity analysis thereto [line items]
Significant Unobservable Input	Illiquidity discount
input	17.52
Bottom of range [member] | Weighted average cost of capital, measurement input [member]
Disclosure in tabular form of significant unobservable input used in valuation of financial instruments and sensitivity analysis thereto [line items]
input	25
Top of range [member] | Weighted average cost of capital, measurement input [member]
Disclosure in tabular form of significant unobservable input used in valuation of financial instruments and sensitivity analysis thereto [line items]
input	35